UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM 13F

                              FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: March 31, 2010
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Value Holdings, L.P.
                 ----------------------------------
   Address:      366 Broadway
                 ----------------------------------
                 5th Fl.
                 ----------------------------------
                 New York, NY 10013
                 ----------------------------------

Form 13F File Number: 28-
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Timothy Curro
         -------------------------------
Title:   Managing Member of G.P.
         -------------------------------
Phone:   631 728-1078
         -------------------------------

Signature, Place, and Date of Signing:

   /s/ Timothy Curro                     New York, NY        5/13/10
   -------------------------------    -----------------   -------------
           [Signature]                  [City, State]        [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

SEC13F.LNS             VALUE HOLDINGS, L.P.

                              FORM 13F SUMMARY PAGE
                              AS OF DATE: 3/31/10
                              RUN DATE: 3/31/10

Report Summary:

Number of Other Included Managers:                         0
                                        --------------------

Form 13F Information Table Entry Total:                   23
                                        --------------------

Form 13F Information Table Value Total:           $94,451
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE

    FORM 13F INFORMATION TABLE

 COLUMN 1                         COLUMN 2    COLUMN 3    COLUMN 4    COLUMN 5           COLUMN 6      COLUMN 7   COLUMN 8
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
                                  TITLE OF                VALUE      SHRS OR   SH/ PUT/  INVESTMENT    OTHER      VOTING AUTH
 NAME OF ISSUER                   CLASS       CUSIP       (x$1000)   PRN AMT   PRN CALL  DISCRETION    MANAGERS   SOLE
 ------------------------------   ----------  ---------   --------- -----------------    ----------    --------   ------------
 ACXIOM CORP                      COM         005125109       4,983   277,700                 SOLE          0      277,700
 ADMINISTAFF INC                  COM         007094105       2,570   120,446                 SOLE          0      120,446
 APPLIED INDUSTRIAL TECH INC      COM         03820C105       2,840   114,300                 SOLE          0      114,300
 CIMAREX ENERGY                   COM         171798101       2,684    45,200                 SOLE          0       45,200
 COHERENT INC                     COM         192479103       4,720   147,673                 SOLE          0      147,673
 CSG SYS INTL INC                 COM         126349109       9,236   439,826                 SOLE          0      439,826
 CUBIC CORP                       COM         229669106         547    15,200                 SOLE          0       15,200
 EMCOR GROUP INC                  COM         29084Q100       3,985   161,800                 SOLE          0      161,800
 GLOBAL PAYMENTS INC              COM         37940X102       9,457   207,626                 SOLE          0      207,626
 GRANITE CONSTRUCTION INC         COM         387328107       1,426    47,200                 SOLE          0       47,200
 KAYDON CORP                      COM         486587108       6,463   171,891                 SOLE          0      171,891
 LHC GROUP INC                    COM         50187A107       6,241   186,126                 SOLE          0      186,126
 MKS INSTRUMENTS INC              COM         55306N104       4,274   218,182                 SOLE          0      218,182
 MSC INDUSTRIAL DIRECT CO-A       COM         553530106       4,613    90,950                 SOLE          0       90,950
 ORION MARINE GROUP INC           COM         68628V308         361    20,000                 SOLE          0       20,000
 PHARMACEUTICAL PROD DEV INC      COM         717124101       5,726   241,176                 SOLE          0      241,176
 RBC BEARINGS                     COM         75524B104       1,299    40,772                 SOLE          0       40,772
 ROLLINS INC                      COM         775711104       3,874   178,675                 SOLE          0      178,675
 SYKES ENTERPRISES INC            COM         871237103       1,868    81,800                 SOLE          0       81,800
 THOR INDUSTRIES                  COM         885160101       2,039    67,480                 SOLE          0       67,480
 TOTAL SYSTEM SERVICES INC        COM         891906109       3,115   198,900                 SOLE          0      198,900
 TUDOR PERINI CORP                COM         713839108       3,114   143,171                 SOLE          0      143,171
 WABTEC CORP                      COM         929740108       9,016   214,050                 SOLE          0      214,050
